Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Current assets:
Cash and cash equivalents	$ 5,333	$ 10,858
Accounts receivable, net of allowance for doubtful accounts of $126 and $152 at June 30, 2015 and 2014, respectively	55,275	47,731
Inventory	4,148	3,858
Prepaid expenses	9,721	9,619
Other current assets	3,443	4,788
Total current assets	77,920	76,854
Investment in investee	1,776
Other assets	20,384	20,883
Property and equipment, net	231,296	231,352
Oil and gas interests, net	7,713	7,871
Other intangible assets, net	61,899	67,720
Goodwill	134,939	139,158
Total assets	535,927	543,838
Current liabilities:
Accounts payable	2,230	1,656
Accrued expenses and other current liabilities	67,396	48,682
Current portion of long-term debt		200
Total current liabilities	69,626	50,538
Long-term debt	204,936	273,898
Asset retirement obligation	575	438
Deferred income tax liability	41,558	41,523
Class B Series Three common share liability	1,993	2,734
Other liabilities	17,432	15,667
Total liabilities	336,120	384,798
Shareholders' equity
Paid in Share Capital	517,560	443,100
Accumulated deficit	(315,633)	(276,938)
Accumulated other comprehensive loss	(2,120)	(7,122)
Total shareholders' equity	199,807	159,040
Total liabilities and shareholders' equity	$ 535,927	$ 543,838